Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Geographic Distribution of Revenue

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
North America	46%	45%	45%
Europe	16%	16%	17%
Latin America and Caribbean	15%	16%	16%
Africa and Middle East	16%	15%	14%
Asia Pacific	7%	8%	8%

Schedule of Off-Network and On-Network Revenues

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2012		Year Ended December 31, 2013		Year Ended December 31, 2014
On-Network Revenues
Transponder services	$1,950,230	75%	$1,988,771	76%	$1,895,194	77%
Managed services	276,024	11%	298,623	11%	297,296	12%
Channel	91,805	4%	72,123	3%	58,669	2%

Total on-network revenues	2,318,059	89%	2,359,517	91%	2,251,159	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	234,143	9%	194,601	7%	172,624	7%
Satellite-related services	57,950	2%	49,505	2%	48,603	2%

Total off-network and other revenues	292,093	11%	244,106	9%	221,227	9%

Total	$2,610,152	100%	$2,603,623	100%	$2,472,386	100%